Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Contract for the conclusion of the hull conversion	$ 497.0
Total contract amount	596.0
Property, plant and equipment include assets under finance leases	176,650.0	$ 175,470.0	$ 161,297.0
Brazilian Federal Government [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	22,614.0	22,954.0
Income arising of drilling activities for oil, natural gas and other liquid hydrocarbons located in the pre-salt area limited to the production	$ 5,000.0
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons	40 years
Useful lives drilling activities for oil natural gas and other liquid hydrocarbons certain condition	5 years
Brazilian Agency Of Petroleum Natural Gas And Biofuels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other expenses written off	$ 0.1	4.0	$ 264.0
Finance Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment include assets under finance leases	$ 118.0	$ 125.0